Distribution Date:	11/13/24	COMM 2014-LC17 Mortgage Trust
Determination Date:	11/06/24
Next Distribution Date:	12/12/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC17

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	22	Trustee	Wilmington Trust, National Association

Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
		Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	25-27	Representative
Interest Shortfall Detail - Collateral Level	28		-

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592MBE9	1.381000%	54,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592MBF6	3.164000%	227,433,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592MBG4	3.620000%	96,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592MBH2	3.723000%	34,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592MBJ8	3.648000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12592MBK5	3.917000%	261,974,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592MBM1	4.188000%	81,882,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.38%
B	12592MBN9	4.490000%	57,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.75%
C	12592MBQ2	4.780089%	44,803,000.00	28,841,897.94	22,838,235.19	114,889.04	0.00	0.00	22,953,124.23	6,003,662.75	96.18%	15.13%
D	12592MAN0	3.687000%	91,152,000.00	91,152,000.00	0.00	149,873.68	0.00	0.00	149,873.68	91,152,000.00	38.15%	7.75%
E	12592MAQ3	3.114000%	29,354,000.00	29,354,000.00	0.00	0.00	0.00	0.00	0.00	29,354,000.00	19.46%	5.38%
F	12592MAS9	3.114000%	12,360,000.00	12,360,000.00	0.00	0.00	0.00	0.00	0.00	12,360,000.00	11.59%	4.38%
G*	12592MAU4	3.114000%	16,994,000.00	16,994,000.00	0.00	0.00	0.00	0.00	0.00	16,994,000.00	0.78%	3.00%
H	12592MAW0	3.114000%	37,079,695.00	1,178,918.28	0.00	0.00	0.00	(39,674.05)	0.00	1,218,592.33	0.00%	0.00%
V	12592MAY6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592MBA7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592MBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,235,960,697.01	179,880,816.22	22,838,235.19	264,762.72	0.00	(39,674.05)	23,102,997.91	157,082,255.08

X-A	12592MBL3	4.780089%	947,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592MAA8	0.000000%	101,967,000.00	28,841,897.94	0.00	0.00	0.00	0.00	0.00	6,003,662.75
X-C	12592MAC4	1.093089%	91,152,000.00	91,152,000.00	0.00	83,031.05	0.00	0.00	83,031.05	91,152,000.00
X-D	12592MAE0	1.666089%	29,354,000.00	29,354,000.00	0.00	40,755.32	0.00	0.00	40,755.32	29,354,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592MAG5	1.666089%	12,360,000.00	12,360,000.00	0.00	17,160.72	0.00	0.00	17,160.72	12,360,000.00
X-F	12592MAJ9	1.666089%	16,994,000.00	16,994,000.00	0.00	23,594.60	0.00	0.00	23,594.60	16,994,000.00
X-G	12592MAL4	1.666089%	37,079,695.00	1,178,918.28	0.00	1,636.82	0.00	0.00	1,636.82	1,218,592.33
Notional SubTotal			1,235,960,695.00	179,880,816.22	0.00	166,178.51	0.00	0.00	166,178.51	157,082,255.08

Deal Distribution Total					22,838,235.19	430,941.23	0.00	(39,674.05)	23,269,176.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592MBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592MBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592MBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592MBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592MBJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12592MBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592MBM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592MBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12592MBQ2	643.74925652	509.74790059	2.56431578	0.00000000	0.00000000	0.00000000	0.00000000	512.31221637	134.00135594
D	12592MAN0	1,000.00000000	0.00000000	1.64421713	1.42828287	1.42828287	0.00000000	0.00000000	1.64421713	1,000.00000000
E	12592MAQ3	1,000.00000000	0.00000000	0.00000000	2.59500000	2.59500000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12592MAS9	1,000.00000000	0.00000000	0.00000000	2.59500000	8.68431796	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592MAU4	1,000.00000000	0.00000000	0.00000000	2.59500000	43.73906261	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592MAW0	31.79417414	0.00000000	0.00000000	0.08250580	101.97419855	0.00000000	(1.06996700)	0.00000000	32.86414114
V	12592MAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592MBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592MBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592MBL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592MAA8	282.85521728	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	58.87848765
X-C	12592MAC4	1,000.00000000	0.00000000	0.91090760	0.00000000	0.00000000	0.00000000	0.00000000	0.91090760	1,000.00000000
X-D	12592MAE0	1,000.00000000	0.00000000	1.38840771	0.00000000	0.00000000	0.00000000	0.00000000	1.38840771	1,000.00000000
X-E	12592MAG5	1,000.00000000	0.00000000	1.38840777	0.00000000	0.00000000	0.00000000	0.00000000	1.38840777	1,000.00000000
X-F	12592MAJ9	1,000.00000000	0.00000000	1.38840767	0.00000000	0.00000000	0.00000000	0.00000000	1.38840767	1,000.00000000
X-G	12592MAL4	31.79417414	0.00000000	0.04414330	0.00000000	0.00000000	0.00000000	0.00000000	0.04414330	32.86414114

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	10/01/24 - 10/30/24	30	0.00	83,031.05	0.00	83,031.05	0.00	0.00	0.00	83,031.05	0.00
X-D	10/01/24 - 10/30/24	30	0.00	40,755.32	0.00	40,755.32	0.00	0.00	0.00	40,755.32	0.00
X-E	10/01/24 - 10/30/24	30	0.00	17,160.72	0.00	17,160.72	0.00	0.00	0.00	17,160.72	0.00
X-F	10/01/24 - 10/30/24	30	0.00	23,594.60	0.00	23,594.60	0.00	0.00	0.00	23,594.60	0.00
X-G	10/01/24 - 10/30/24	30	0.00	1,636.82	0.00	1,636.82	0.00	0.00	0.00	1,636.82	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	10/01/24 - 10/30/24	30	0.00	114,889.04	0.00	114,889.04	0.00	0.00	0.00	114,889.04	0.00
D	10/01/24 - 10/30/24	30	0.00	280,064.52	0.00	280,064.52	130,190.84	0.00	0.00	149,873.68	130,190.84
E	10/01/24 - 10/30/24	30	0.00	76,173.63	0.00	76,173.63	76,173.63	0.00	0.00	0.00	76,173.63
F	10/01/24 - 10/30/24	30	75,263.97	32,074.20	0.00	32,074.20	32,074.20	0.00	0.00	0.00	107,338.17
G	10/01/24 - 10/30/24	30	699,202.20	44,099.43	0.00	44,099.43	44,099.43	0.00	0.00	0.00	743,301.63
H	10/01/24 - 10/30/24	30	3,778,112.89	3,059.29	0.00	3,059.29	3,059.29	0.00	0.00	0.00	3,781,172.18
Totals			4,552,579.06	716,538.62	0.00	716,538.62	285,597.39	0.00	0.00	430,941.23	4,838,176.45

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592MBM1	N/A	81,882,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592MBN9	N/A	57,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592MBQ2	4.780089%	44,803,000.00	28,841,897.94	22,838,235.19	114,889.04	0.00	0.00	22,953,124.23	6,003,662.75
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			183,849,000.03	28,841,897.94	22,838,235.19	114,889.04	0.00	0.00	22,953,124.23	6,003,662.75

Exchangeable Certificate Details
PEZ	12592MBP4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	23,269,176.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	719,849.85	Master Servicing Fee	927.19
Interest Reductions due to Nonrecoverability Determination	(59,749.27)	Certificate Administrator Fee	363.12
Interest Adjustments	(318.98)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	77.45
ARD Interest	0.00	Operating Advisor Fee	294.31
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	1,375.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,247.83
Total Interest Collected	659,781.60

Principal		Expenses/Reimbursements
Scheduled Principal	22,721,069.21	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,604.05
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	39,674.05	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	77,491.93	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	203,988.50
Total Principal Collected	22,838,235.19	Total Expenses/Reimbursements	225,592.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	430,941.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,838,235.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	23,269,176.42
Total Funds Collected	23,498,016.79	Total Funds Distributed	23,498,016.80

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	179,880,816.22	179,880,816.22	Beginning Certificate Balance	179,880,816.22
(-) Scheduled Principal Collections	22,721,069.21	22,721,069.21	(-) Principal Distributions	22,838,235.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(39,674.05)
(-) Principal Adjustments (Cash)	77,491.93	77,491.93	Realized Loss and Realized Loss Adjustments on Collateral	(39,674.05)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(39,674.05)	(39,674.05)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	157,082,255.08	157,082,255.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	181,216,138.01	181,216,138.01	Ending Certificate Balance	157,082,255.08
Ending Actual Collateral Balance	158,725,675.97	158,725,675.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,248,610.30	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,032,492.44	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	9,289,427.47	5.91%	(12)	4.9381	1.645169	1.19 or less	5	92,083,882.31	58.62%	(4)	4.6587	0.588347
7,500,000 to 14,999,999	7	78,038,099.51	49.68%	7	4.6357	1.628416	1.20 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	1	8,234,010.62	5.24%	(2)	4.3200	1.446300
25,000,000 to 49,999,999	2	69,754,728.10	44.41%	(2)	4.6567	0.830679	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.99	2	23,940,424.41	15.24%	(2)	4.8649	1.799829
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 or greater	3	32,823,937.74	20.90%	21	4.6133	2.776331
Totals	11	157,082,255.08	100.00%	2	4.6629	1.275160	Totals	11	157,082,255.08	100.00%	2	4.6629	1.275160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	784,139.02	0.50%	58	4.5000	3.513100
							Lodging	1	30,244,941.26	19.25%	(3)	4.4695	0.659000
Arizona	2	14,584,661.22	9.28%	5	4.5000	0.110642
							Multi-Family	4	9,766,512.12	6.22%	(12)	4.8773	0.176459
California	2	30,475,047.04	19.40%	(3)	4.4697	0.680550
							Office	11	76,612,600.99	48.77%	(2)	4.8048	1.486225
Connecticut	2	943,474.13	0.60%	58	4.5000	3.513100
							Retail	3	27,921,682.08	17.78%	(2)	4.4811	0.742955
Florida	2	7,590,498.17	4.83%	2	4.6258	2.102737
							Self Storage	17	12,536,518.63	7.98%	58	4.5000	3.513100
Georgia	1	1,076,927.39	0.69%	58	4.5000	3.513100
							Totals	36	157,082,255.08	100.00%	2	4.6629	1.275160
Idaho	1	196,135.86	0.12%	58	4.5000	3.513100
Kansas	1	439,182.56	0.28%	58	4.5000	3.513100
Louisiana	1	836,711.52	0.53%	58	4.5000	3.513100
Missouri	1	721,456.43	0.46%	58	4.5000	3.513100
New Jersey	3	53,096,800.60	33.80%	(2)	4.7753	1.361035
North Dakota	2	2,164,398.10	1.38%	(47)	5.9390	0.442200
Ohio	2	884,835.57	0.56%	58	4.5000	3.513100
Oklahoma	2	7,602,114.02	4.84%	(2)	4.5750	0.100800
South Carolina	1	2,671,754.05	1.70%	(2)	4.8705	1.840400
Tennessee	2	8,882,269.95	5.65%	2	4.3331	1.597142
Texas	3	10,096,003.58	6.43%	15	4.7654	2.314770
Virginia	7	14,035,845.87	8.94%	(2)	4.8610	1.771200
Totals	36	157,082,255.08	100.00%	2	4.6629	1.275160

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	2	38,478,951.88	24.50%	(3)	4.4375	0.827472	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	5	52,988,693.85	33.73%	12	4.5809	1.630660	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	3	63,450,211.25	40.39%	(2)	4.8245	1.278184	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	2,164,398.10	1.38%	(47)	5.9390	0.442200	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	157,082,255.08	100.00%	2	4.6629	1.275160	49 months or greater	11	157,082,255.08	100.00%	2	4.6629	1.275160
								Totals	11	157,082,255.08	100.00%	2	4.6629	1.275160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	83 months or less	10	144,545,736.45	92.02%	(3)	4.6770	1.081062	120 months or less	1	2,164,398.10	1.38%	(47)	5.9390	0.442200
	84 to 116 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	9	142,381,338.35	90.64%	(2)	4.6578	1.090774
	117 to 179 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	180 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	10	144,545,736.45	92.02%	(3)	4.6770	1.081062
	Totals	10	144,545,736.45	92.02%	(3)	4.6770	1.081062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	10	154,917,856.98	98.62%	2	4.6451	1.286797	120 months or less	1	12,536,518.63	7.98%	58	4.5000	3.513100
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,164,398.10	1.38%	(47)	5.9390	0.442200	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	157,082,255.08	100.00%	2	4.6629	1.275160	Totals	1	12,536,518.63	7.98%	58	4.5000	3.513100
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	302600005	OF	Matawan	NJ	Actual/360	4.800%	163,606.76	149,665.60	77,491.93	N/A	09/06/24	--	39,659,452.44	39,509,786.84	08/06/24
6	302600006	LO	Cupertino	CA	Actual/360	4.470%	116,616.63	55,040.76	0.00	N/A	08/06/24	--	30,299,982.02	30,244,941.26	05/06/24
9	28000515	SS	Various	Various	Actual/360	4.500%	49,306.89	187,841.03	0.00	N/A	09/01/29	--	12,724,359.66	12,536,518.63	11/01/24
23	656100294	MU	San Diego	CA	Actual/360	4.350%	52,170.40	13,927,582.09	0.00	N/A	09/06/24	--	13,927,582.09	0.00	11/06/24
24	28000508	OF	Glen Allen	VA	Actual/360	4.861%	58,854.08	24,362.43	0.00	09/06/24	09/06/29	--	14,060,208.30	14,035,845.87	10/06/24
26	656100277	RT	Phoenix	AZ	Actual/360	4.500%	0.00	0.00	0.00	N/A	08/06/24	--	12,562,642.09	12,562,642.09	06/06/22
27	302600027	OF	Fair Lawn	NJ	Actual/360	4.710%	53,484.48	24,660.99	0.00	N/A	08/06/24	--	13,187,050.73	13,162,389.74	07/06/24
33	302600033	OF	Various	Various	Actual/360	4.870%	41,621.48	19,375.32	0.00	N/A	09/06/24	--	9,923,953.86	9,904,578.54	10/06/24
36	28000514	RT	Seaside	OR	Actual/360	4.850%	34,938.11	8,365,626.09	0.00	N/A	09/06/24	--	8,365,626.09	0.00	11/06/24
39	656100283	RT	Sevierville	TN	Actual/360	4.320%	30,700.84	18,903.81	0.00	N/A	09/06/24	--	8,252,914.43	8,234,010.62	10/06/24
44	28000516	MF	Oklahoma City	OK	Actual/360	4.575%	29,998.62	12,554.73	0.00	N/A	09/06/24	--	7,614,668.75	7,602,114.02	10/06/24
46	301741005	RT	New Port Richey	FL	Actual/360	4.634%	28,483.31	12,948.29	0.00	N/A	09/06/24	--	7,137,977.66	7,125,029.37	10/06/24
62	301741001	MF	Various	ND	Actual/360	5.939%	0.00	0.00	0.00	N/A	12/06/20	--	2,164,398.10	2,164,398.10	08/06/20
Totals							659,781.60	22,798,561.14	77,491.93				179,880,816.22	157,082,255.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	3,690,289.77	1,440,572.89	01/01/24	06/30/24	--	0.00	0.00	235,802.29	556,417.42	0.00	0.00
6	1,592,336.00	0.00	--	--	11/06/24	0.00	0.00	171,430.39	1,052,253.19	42,793.13	0.00
9	10,010,342.00	10,092,242.47	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,187,604.80	1,365,531.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,745,547.23	990,580.50	01/01/24	06/30/24	--	0.00	0.00	82,797.11	82,797.11	0.00	0.00
26	587,349.00	0.00	--	--	11/06/24	0.00	144,452.46	0.00	0.00	0.00	0.00
27	2,078,414.08	591,077.14	01/01/24	03/31/24	11/06/24	0.00	0.00	78,046.68	312,355.94	0.00	0.00
33	1,307,369.00	687,363.00	01/01/24	06/30/24	--	0.00	0.00	60,783.16	60,783.16	0.00	0.00
36	1,033,210.73	528,217.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,365,834.40	479,386.00	01/01/24	06/30/24	--	0.00	0.00	49,569.12	49,569.12	0.00	0.00
44	352,115.21	28,499.00	01/01/24	03/31/24	--	0.00	0.00	42,520.56	42,520.56	0.00	0.00
46	947,761.41	560,442.47	01/01/24	06/30/24	--	0.00	0.00	41,349.63	41,349.63	0.00	0.00
62	326,347.00	141,796.00	01/01/20	06/30/20	11/06/24	2,119,827.19	178,254.91	0.00	0.00	39,249.21	0.00
Totals	27,224,520.63	16,905,708.67				2,119,827.19	322,707.37	762,298.94	2,198,046.13	82,042.34	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/13/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	25,725,031.83	0	0.00	0	0.00	0	0.00	4.662899%	4.486254%	2
10/11/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	25,749,692.82	0	0.00	1	119,571.65	0	0.00	4.647270%	4.489867%	2
09/12/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	1	12,562,642.09	0	0.00	0	0.00	3	15,239,687.83	4.653513%	4.553001%	3
08/12/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	1	12,562,642.09	0	0.00	0	0.00	2	44,896,576.91	4.548339%	4.503683%	2
07/12/24	1	30,467,567.28	0	0.00	1	12,562,642.09	1	2,164,398.10	1	12,562,642.09	0	0.00	0	0.00	2	50,762,535.78	4.539460%	4.517988%	3
06/12/24	0	0.00	0	0.00	1	12,593,950.99	1	2,164,398.10	1	12,593,950.99	0	0.00	0	0.00	0	0.00	4.551380%	4.529633%	4
05/10/24	0	0.00	0	0.00	1	12,623,570.87	1	2,164,398.10	1	12,623,570.87	0	0.00	0	0.00	0	0.00	4.555497%	4.533771%	5
04/12/24	0	0.00	0	0.00	1	12,654,652.14	1	2,164,398.10	1	12,654,652.14	0	0.00	0	0.00	0	0.00	4.552804%	4.531698%	6
03/12/24	0	0.00	0	0.00	1	12,684,037.71	1	2,164,398.10	1	12,684,037.71	0	0.00	0	0.00	0	0.00	4.552951%	4.531843%	7
02/12/24	0	0.00	0	0.00	1	12,716,476.70	1	2,164,398.10	1	12,716,476.70	0	0.00	0	0.00	0	0.00	4.553118%	4.532008%	8
01/12/24	0	0.00	0	0.00	1	12,745,623.63	1	2,164,398.10	1	12,745,623.63	0	0.00	0	0.00	0	0.00	4.553263%	4.532150%	9
12/12/23	0	0.00	0	0.00	1	12,774,658.05	1	2,164,398.10	1	12,774,658.05	0	0.00	1	30,073.49	0	0.00	4.553407%	4.532292%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	302600005	08/06/24	2	5	235,802.29	556,417.42	0.00	39,731,615.34	09/17/24	13
6	302600006	05/06/24	5	5	171,430.39	1,052,253.19	43,402.43	30,579,494.77	07/15/24	13
24	28000508	10/06/24	0	B	82,797.11	82,797.11	0.00	14,060,154.93
26	656100277	06/06/22	28	5	0.00	0.00	0.00	13,294,249.89	08/21/20	7			12/28/21
27	302600027	07/06/24	3	5	78,046.68	312,355.94	186.00	13,262,145.48	07/22/24	13			12/28/21
33	302600033	10/06/24	0	5	60,783.16	60,783.16	0.00	9,923,953.92
39	656100283	10/06/24	0	5	49,569.12	49,569.12	0.00	8,252,914.43
44	28000516	10/06/24	0	5	42,520.56	42,520.56	0.00	7,614,668.75
46	301741005	10/06/24	0	5	41,349.63	41,349.63	0.00	7,137,977.66
62	301741001	08/06/20	50	5	0.00	0.00	39,249.21	2,331,982.17	11/10/20	2		03/14/18
Totals					762,298.94	2,198,046.13	82,837.64	146,189,157.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		130,509,891	0	102,620,461		27,889,430
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		26,572,365	26,572,365	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	157,082,255	59,438,097	0	39,509,787	43,407,331	14,727,040
Oct-24	179,880,816	60,465,040	21,542,251	39,659,452	43,487,033	14,727,040
Sep-24	183,705,652	67,678,322	0	57,728,389	43,571,900	14,727,040
Aug-24	502,171,628	443,793,627	0	0	43,650,961	14,727,040
Jul-24	580,019,798	534,825,191	30,467,567	0	0	14,727,040
Jun-24	642,514,061	627,755,712	0	0	0	14,758,349
May-24	676,141,466	661,353,497	0	0	0	14,787,969
Apr-24	719,544,213	704,725,163	0	0	0	14,819,050
Mar-24	720,792,674	705,944,238	0	0	0	14,848,436
Feb-24	722,174,580	707,293,705	0	0	0	14,880,875
Jan-24	723,412,575	708,502,553	0	0	0	14,910,022
Dec-23	724,645,646	709,706,590	0	0	0	14,939,056
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	302600005	39,509,786.84	39,731,615.34	60,000,000.00	06/17/14	1,362,990.39	0.96210	06/30/24	09/06/24	237
6	302600006	30,244,941.26	30,579,494.77	39,700,000.00	09/03/24	1,357,645.44	0.65900	12/31/23	08/06/24	237
26	656100277	12,562,642.09	13,294,249.89	18,950,000.00	03/26/24	(411,871.00)	(0.43700)	12/31/23	08/06/24	236
27	302600027	13,162,389.74	13,262,145.48	21,400,000.00	09/24/24	583,553.14	2.48910	03/31/24	08/06/24	237
62	301741001	2,164,398.10	2,331,982.17	1,210,000.00	03/18/24	125,596.00	0.44220	06/30/20	12/06/20	(5)
Totals		97,644,158.03	99,199,487.65	141,260,000.00		3,017,913.97

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	302600005	OF	NJ	09/17/24	13

6	302600006	LO	CA	07/15/24	13

26	656100277	RT	AZ	08/21/20	7

27	302600027	OF	NJ	07/22/24	13

62	301741001	MF	ND	11/10/20	2

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100287	0.00	4.12500%	0.00	4.12500%	10	05/01/20	05/06/20	06/08/20
6	302600006	32,292,106.98	4.46950%	32,292,106.98	4.46950%	10	08/06/20	04/06/20	09/08/20
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/06/22	01/06/21	05/06/22
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/15/22	01/06/21	05/06/22
7	302600007	31,942,799.34	4.38000%	31,942,799.34	4.38000%	9	10/05/20	10/06/20	11/06/20
35	302600035	0.00	4.84000%	0.00	4.84000%	9	04/10/18	05/04/18	09/12/18
62	301741001	0.00	5.93900%	0.00	5.93900%	9	01/25/19	01/06/19	02/25/19
Totals		64,234,906.32		64,234,906.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302600017	01/11/19	15,326,718.99	7,300,000.00	6,652,525.89	4,715,687.62	6,652,525.89	1,936,838.27	13,389,880.72	0.00	504,871.46	12,885,009.26	67.10%
20	656100285	05/12/21	16,363,403.49	6,900,000.00	7,541,131.94	2,938,580.40	6,941,436.18	4,002,855.78	12,360,547.71	24,769.06	209,832.46	12,150,715.25	67.50%
25	301741008	05/12/22	9,925,130.53	14,500,000.00	11,656,238.81	1,731,108.28	11,656,238.81	9,925,130.53	0.00	0.00	0.00	0.00	0.00%
29	302600029	07/10/20	12,524,323.39	25,800,000.00	16,278,809.79	3,754,486.40	16,278,809.79	12,524,323.39	0.00	0.00	(3,665.50)	3,665.50	0.02%
35	302600035	06/11/21	9,483,200.54	14,400,000.00	16,681,085.38	7,197,884.84	16,681,085.38	9,483,200.54	0.00	0.00	0.00	0.00	0.00%
57	407000311	10/13/23	4,884,788.50	3,710,000.00	5,947,265.91	667,254.30	4,719,313.49	4,052,059.19	832,729.31	14,904.99	165,695.37	667,033.94	11.91%
59	302600059	10/11/19	4,773,736.45	7,360,000.00	3,691,573.88	3,691,573.88	3,691,573.88	0.00	4,773,736.45	(3,988.50)	(221,351.22)	4,995,087.67	94.24%
68	301741002	01/10/20	2,835,978.58	4,500,000.00	3,272,144.81	436,166.23	3,272,144.81	2,835,978.58	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,117,280.47	84,470,000.00	71,720,776.41	25,132,741.95	69,893,128.23	44,760,386.28	31,356,894.19	35,685.55	655,382.57	30,701,511.62

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/24	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	302600017	08/12/20	0.00	0.00	12,885,009.26	0.00	0.00	15.81	0.00	0.00	12,885,009.26
		05/12/20	0.00	0.00	12,884,993.45	0.00	0.00	950.32	0.00	0.00
		04/10/20	0.00	0.00	12,884,043.13	0.00	0.00	(2,200.00)	0.00	0.00
		03/12/20	0.00	0.00	12,886,243.13	0.00	0.00	106.00	0.00	0.00
		02/12/20	0.00	0.00	12,886,137.13	0.00	0.00	332.97	0.00	0.00
		11/13/19	0.00	0.00	12,885,804.16	0.00	0.00	(20,478.70)	0.00	0.00
		07/12/19	0.00	0.00	12,906,282.86	0.00	0.00	5,141.74	0.00	0.00
		05/10/19	0.00	0.00	12,901,141.12	0.00	0.00	(175,718.06)	0.00	0.00
		03/12/19	0.00	0.00	13,076,859.18	0.00	0.00	(313,021.54)	0.00	0.00
		01/11/19	0.00	0.00	13,389,880.72	0.00	0.00	13,389,880.72	0.00	0.00
20	656100285	11/13/24	0.00	0.00	12,150,715.25	0.00	0.00	(24,769.06)	0.00	0.00	12,150,715.25
		01/12/23	0.00	0.00	12,175,484.31	0.00	0.00	(3,056.57)	0.00	0.00
		10/13/22	0.00	0.00	12,178,540.88	0.00	0.00	600.00	0.00	0.00
		09/12/22	0.00	0.00	12,177,940.88	0.00	0.00	573.27	0.00	0.00
		08/12/22	0.00	0.00	12,177,367.61	0.00	0.00	(192,043.07)	0.00	0.00
		01/12/22	0.00	0.00	12,369,410.68	0.00	0.00	8,392.36	0.00	0.00
		10/13/21	0.00	0.00	12,361,018.32	0.00	0.00	470.61	0.00	0.00
		05/12/21	0.00	0.00	12,360,547.71	0.00	0.00	12,360,547.71	0.00	0.00
25	301741008	05/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	302600029	11/13/20	0.00	0.00	3,665.50	0.00	0.00	3,346.50	0.00	0.00	3,665.50
		07/27/20	0.00	0.00	0.00	0.00	0.00	319.00	0.00	0.00
35	302600035	12/12/23	0.00	0.00	0.00	0.00	0.00	(312.68)	0.00	0.00	0.00
		06/25/21	0.00	0.00	0.00	0.00	0.00	312.68	0.00	0.00
57	407000311	11/13/24	0.00	0.00	667,033.94	0.00	0.00	(14,904.99)	0.00	0.00	667,033.94
		02/12/24	0.00	0.00	681,938.93	0.00	0.00	(40,129.13)	0.00	0.00
		12/12/23	0.00	0.00	722,068.06	0.00	0.00	(110,661.25)	0.00	0.00
		10/13/23	0.00	0.00	832,729.31	0.00	0.00	832,729.31	0.00	0.00
59	302600059	11/13/24	0.00	0.00	4,995,087.67	0.00	3,988.50	0.00	0.00	0.00	5,682,549.66
		09/12/24	0.00	0.00	4,991,099.17	0.00	4,775.50	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	08/12/24	0.00	0.00	4,986,323.67	0.00	940.00	0.00	0.00	0.00
		07/12/24	0.00	0.00	4,985,383.67	0.00	1,187.50	0.00	0.00	0.00
		06/12/24	0.00	0.00	4,984,196.17	0.00	3,752.50	0.00	0.00	0.00
		05/10/24	0.00	0.00	4,980,443.67	0.00	156.18	0.00	0.00	0.00
		03/12/24	0.00	0.00	4,980,287.49	0.00	17,227.75	0.00	0.00	0.00
		01/12/24	0.00	0.00	4,963,059.74	0.00	2,804.25	0.00	0.00	0.00
		09/12/23	0.00	0.00	4,960,255.49	0.00	14,868.24	0.00	0.00	0.00
		08/11/23	0.00	0.00	4,945,387.25	0.00	9,764.35	0.00	0.00	0.00
		07/12/23	0.00	0.00	4,935,622.90	0.00	26,314.87	0.00	0.00	0.00
		05/12/23	0.00	0.00	4,909,308.03	0.00	2,184.75	0.00	0.00	0.00
		04/12/23	0.00	0.00	4,907,123.28	0.00	5,344.87	0.00	0.00	0.00
		01/12/23	0.00	0.00	4,901,778.41	0.00	3,742.06	0.00	0.00	0.00
		12/12/22	0.00	0.00	4,898,036.35	0.00	3,310.70	0.00	0.00	0.00
		11/14/22	0.00	0.00	4,894,725.65	0.00	322.87	0.00	0.00	0.00
		10/13/22	0.00	0.00	4,894,402.78	0.00	149.82	0.00	0.00	0.00
		09/12/22	0.00	0.00	4,894,252.96	0.00	216.00	0.00	0.00	0.00
		08/12/22	0.00	0.00	4,894,036.96	0.00	7,080.74	0.00	0.00	0.00
		07/12/22	0.00	0.00	4,886,956.22	0.00	63.61	0.00	0.00	0.00
		06/10/22	0.00	0.00	4,886,892.61	0.00	13,969.12	0.00	0.00	0.00
		05/12/22	0.00	0.00	4,872,923.49	0.00	83.04	0.00	0.00	0.00
		04/12/22	0.00	0.00	4,872,840.45	0.00	9,794.25	0.00	0.00	0.00
		01/12/22	0.00	0.00	4,863,015.80	0.00	8,136.00	0.00	0.00	0.00
		12/10/21	0.00	0.00	4,854,879.80	0.00	2,417.62	0.00	0.00	0.00
		11/15/21	0.00	0.00	4,852,462.18	0.00	13,113.16	0.00	0.00	0.00
		08/12/21	0.00	0.00	4,839,303.41	0.00	1,641.37	0.00	0.00	0.00
		07/12/21	0.00	0.00	4,837,662.04	0.00	6,042.37	0.00	0.00	0.00
		05/12/21	0.00	0.00	4,831,619.67	0.00	15,836.67	0.00	0.00	0.00
		03/12/21	0.00	0.00	4,815,783.00	0.00	2,530.00	0.00	0.00	0.00
		01/12/21	0.00	0.00	4,813,253.00	0.00	3,405.50	0.00	0.00	0.00
		10/13/20	0.00	0.00	4,809,847.50	0.00	10,158.75	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	09/14/20	0.00	0.00	4,799,688.75	0.00	1,097.25	0.00	0.00	0.00
		07/10/20	0.00	0.00	4,798,591.50	0.00	0.00	247.50	0.00	0.00
		06/12/20	0.00	0.00	4,798,344.00	0.00	1,077.50	0.00	0.00	0.00
		05/12/20	0.00	0.00	4,797,266.50	0.00	971.50	0.00	0.00	0.00
		04/10/20	0.00	0.00	4,796,295.00	0.00	14,524.25	0.00	0.00	0.00
		03/12/20	0.00	0.00	4,781,770.75	0.00	60.00	0.00	0.00	0.00
		01/10/20	0.00	0.00	4,781,710.75	0.00	6,913.00	0.00	0.00	0.00
		12/12/19	0.00	0.00	4,774,797.75	0.00	263.25	0.00	0.00	0.00
		11/13/19	0.00	0.00	4,774,534.50	0.00	798.05	0.00	0.00	0.00
		10/11/19	0.00	0.00	4,773,736.45	0.00	0.00	4,773,736.45	0.00	908,565.71
68	301741002	04/12/23	0.00	0.00	0.00	0.00	0.00	(200.00)	0.00	0.00	0.00
		06/12/20	0.00	0.00	200.00	0.00	0.00	200.00	0.00	0.00
		01/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	3,988.50	(39,674.05)	0.00	0.00	(39,674.05)
Cumulative Totals			0.00	0.01	30,701,511.62	0.00	221,027.71	30,480,407.90	0.00	908,565.71	31,388,973.61

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	318.98	0.00	8,537.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,522.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,704.46	0.00	0.00	0.00	0.00	48,680.24	0.00	0.00	0.00	0.00
27	0.00	0.00	2,838.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,988.50	0.00
62	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	11,069.03	0.00	0.00	0.00	0.00
Total	318.98	0.00	21,604.05	0.00	0.00	0.00	0.00	59,749.27	0.00	0.00	3,988.50	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,660.80

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29